UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 3, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
	this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$117,613	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$2,322
133,600
Sole
None
133,600
ALLTEL CORP COM
020039103
$1,661
35,659
Sole
None
35,659
AMERICAN EXPRESS CO COM
025816109
$1,024
21,240
Sole
None
21,240
AMERICAN INTL GROUP COM
026874107
$1,580
23,839
Sole
None
23,839
BAKER HUGHES INC COM
057224107
$1,153
35,850
Sole
None
35,850
BANKAMERICA CORP NEW
COM
060505104
$550
6,833
Sole
None
6,833
BEAZER HOMES USA INC COM
07556Q105
$2,374
24,312
Sole
None
24,312
BIG LOTS INC COM
089302103
$2,388
168,050
Sole
None
168,050
BJS WHOLESALE CLUB INC
COM
05548J106
$1,969
85,775
Sole
None
85,775
BRIGHT HORIZON FAMILY COM
109195107
$3,623
86,250
Sole
None
86,250
BRINKER INTL INC COM
109641100
$3,213
96,895
Sole
None
96,895
BRISTOL MYERS SQUIBB COM
110122108
$1,256
43,900
Sole
None
43,900
BRITISH PETE PLC AMERN SH
055622104
$777
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,500
56,444
Sole
None
56,444
CANADIAN NATL RY CO COM
136375102
$1,278
20,200
Sole
None
20,200
CATERPILLAR INC DEL COM
149123101
$1,713
20,635
Sole
None
20,635
CENDANT CORP COM
151313103
$3,942
177,028
Sole
None
177,028
CENTEX CORP COM
152312104
$1,852
17,200
Sole
None
17,200
CHEVRONTEXACO CORP COM
166764100
$553
6,406
Sole
None
6,406
CISCO SYS INC COM
17275R102
$2,756
113,760
Sole
None
113,760
CITIGROUP INC COM
172967101
$1,367
28,178
Sole
None
28,178
COMCAST CORP CL A
20030n101
$2,690
82,037
Sole
None
82,037
DELPHI AUTOMOTIVE SYS
CORP COM
247126105
$224
21,954
Sole
None
21,954
DISNEY WALT CO COM
254687106
$3,014
129,175
Sole
None
129,175
DOW CHEM CO COM
260543103
$235
5,664
Sole
None
5,664
DUKE REALTY INVT INC COM
NEW
264411505
$1,590
51,300
Sole
None
51,300
E M C CORP MASS COM
268648102
$287
22,245
Sole
None
22,245
EASTMAN KODAK CO COM
277461109
$1,262
49,170
Sole
None
49,170
EOG RES INC COM
26875P101
$2,190
47,440
Sole
None
47,440
ESTEE LAUDER
518439104
$2,498
63,625
Sole
None
63,625
EXXON CORP COM
30231G102
$937
22,849
Sole
None
22,849
FIRSTMERIT CORP COM
337915102
$2,737
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$947
23,900
Sole
None
23,900
FRANKLIN RES INC COM
354613101
$1,799
34,550
Sole
None
34,550
GATX CORP COM
361448103
$2,622
93,700
Sole
None
93,700
GENCORP INC COM
368682100
$1,940
180,169
Sole
None
180,169
GENERAL ELEC CO COM
369604103
$2,905
93,781
Sole
None
93,781
GENERAL MTRS CORP COM
370442105
$966
18,092
Sole
None
18,092
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$282
9,200
Sole
None
9,200
HALLIBURTON CO COM
406216101
$1,937
74,510
Sole
None
74,510
HARTFORD FINL SVCS COM
416515104
$614
10,400
Sole
None
10,400
HCA-THE HEALTHCARE
COMPANY
404119109
$2,904
67,597
Sole
None
67,597
HEWLETT-PACKARD
428236103
$2,809
122,304
Sole
None
122,304
HILFIGER TOMMY CORP ORD
G8915Z102
$1,905
128,650
Sole
None
128,650
HORACE MANN EDUCTR CP
COM
440327104
$1,170
83,750
Sole
None
83,750
INTEL CORP COM
458140100
$3,740
116,707
Sole
None
116,707
INTERNATIONAL BUS MACH
COM
459200101
$348
3,754
Sole
None
3,754
INTL PAPER CO COM
460146103
$318
7,376
Sole
None
7,376
ITT INDS INC IND COM
450911102
$1,544
20,800
Sole
None
20,800
J P MORGAN CHASE & CO
COM
46625H100
$1,042
28,362
Sole
None
28,362
KENNAMETAL INC COM
489170100
$2,463
61,950
Sole
None
61,950
KIMBERLY CLARK CORP COM
494368103
$376
6,356
Sole
None
6,356
LEHMAN BROS HLDGS INC
COM
524908100
$3,487
45,160
Sole
None
45,160
LOEWS CORP COM
540424108
$1,099
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$875
26,900
Sole
None
26,900
MEDCO HEALTH SOLUTIONS
COM
58405U102
$249
7,323
Sole
None
7,323
MERCK & CO INC COM
589331107
$3,021
65,379
Sole
None
65,379
MILLS CORP COM
601148109
$945
21,475
Sole
None
21,475
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$457
7,896
Sole
None
7,896
MOTOROLA
620076109
$2,058
147,015
Sole
None
147,015
NATIONAL CITY CORP COM
635405103
$504
14,850
Sole
None
14,850
NATIONAL SEMICONDUCTOR
COM
637640103
$3,784
96,025
Sole
None
96,025
NATIONWIDE FINL SVCS CL A
638612101
$1,821
55,075
Sole
None
55,075
NEWFIELD EXPL CO COM
651290108
$1,328
29,813
Sole
None
29,813
NORDSON CORP COM
655663102
$2,810
81,200
Sole
None
81,200
NORDSTROM INC
655664100
$3,828
111,590
Sole
None
111,590
NORTHROP GRUMMAN CORP
COM
666807102
$2,447
25,597
Sole
None
25,597
OHIO SVGS FINL CORP COM
677502106
$562
82
Sole
None
82
OMNICARE INC COM
681904108
$1,979
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$2,116
159,905
Sole
None
159,905
OWENS & MINOR INC NEW
COM
690732102
$2,651
121,004
Sole
None
121,004
PFIZER INC COM
717081103
$624
17,672
Sole
None
17,672
POST PPTYS INC COM
737464107
$321
11,500
Sole
None
11,500
PROCTER & GAMBLE CO COM
742718109
$273
2,734
Sole
None
2,734
PROGRESSIVE CORP OHIO
COM
743315103
$7,030
84,104
Sole
None
84,104
QUALITY DINING INC COM
74756P105
$134
56,000
Sole
None
56,000
SCHLUMBERGER LTD COM
806857108
$2,877
52,585
Sole
None
52,585
SCUDDER NEW ASIA FD COM
811183102
$883
61,600
Sole
None
61,600
SIMON PPTY GROUP NEW
COM
828806109
$1,773
38,268
Sole
None
38,268
ST PAUL CO
792860108
$2,967
74,837
Sole
None
74,837
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,509
97,547
Sole
None
97,547
STERIS CORP COM
859152100
$2,415
106,852
Sole
None
106,852
TENET HEALTHCARE CORP
COM
88033G100
$660
41,110
Sole
None
41,110
TERADYNE INC COM
880770102
$1,976
77,650
Sole
None
77,650
TETRA TECH INC NEW COM
88162G103
$3,146
126,535
Sole
None
126,535
TIME WARNER INC COM
887317105
$2,996
166,550
Sole
None
166,550
TJX COS INC NEW COM
872540109
$655
29,700
Sole
None
29,700
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,740
72,467
Sole
None
72,467
UBS AG ORD
H8920M855
$382
5,619
Sole
None
5,619
VERIZON COMMUNICATIONS
COM
92343V104
$1,192
33,989
Sole
None
33,989
WACHOVIA CORP 2ND NEW
COM
929903102
$3,119
66,943
Sole
None
66,943
WAL-MART STORES
931142103
$256
4,835
Sole
None
4,835
WEBMD CORP COM
94769M105
$119
13,200
Sole
None
13,200
WEBSENSE INC COM
947684106
$2,053
70,150
Sole
None
70,150
WILD OATS MARKETS INC
COM
96808B107
$3,346
258,759
Sole
None
258,759







TOTAL PORTFOLIO

$170,613